Product and Geographic Sales Information	12 Months Ended
Dec. 31, 2019
Product and Geographic Sales Information
Product and Geographic Sales Information

Note 21: Product and Geographic Sales Information

The Company’s chief operating decision maker (“CODM”) assesses Company-wide performance and allocates resources based on consolidated financial information. As such, the company has one operating and reportable segment. The CODM evaluates performance based on profitability.

No single customer accounted for more than 1% of revenues and our ten largest customers represented only 5%, 6%, and 7% of revenues for the years ended December 31, 2019, 2018, and 2017 respectively. Revenues recognized in the U.S. represented 43%, 37%, and 42% of revenues for the years ended December 31, 2019, 2018, and 2017, respectively and no other country accounted for more than 10% of revenues.

Revenue by geography

The following table summarizes revenue from external customers by geography, which is based on the location of the customer:

	Year ended December 31,
	2019	2018	2017
Revenue:
Americas	$463,041	$475,897	$476,729
Europe/Middle East/Africa	278,738	273,744	273,706
APAC	233,004	221,979	216,872
Deferred revenues adjustment	(438)	(3,152)	(49,673)
Total	$974,345	$968,468	$917,634

Assets by geography

Assets are allocated based on operations and physical location. The following table summarizes non-current assets other than financial instruments, operating lease right-of-use assets and deferred tax assets by geography:

	Year ended December 31,
	2019	2018
Assets:
Americas	$992,469	$1,037,852
Europe/Middle East/Africa	2,099,777	2,145,950
APAC	101,113	101,191
Total	$3,193,359	$3,284,993

Revenue by product group

The following table summarizes revenue by product group (in thousands):

	Year ended December 31,
	2019	2018	2017
Web of Science Product Line	$380,299	$361,957	$352,995
Life Sciences Product Line	167,243	165,920	165,995
Science Group	547,542	527,877	518,990
Derwent Product Line	181,949	179,321	176,201
MarkMonitor Product Line	122,841	122,947	120,408
CompuMark Product Line	122,451	121,025	119,854
Intellectual Property Group	427,241	423,293	416,463
IP Management Product Line	—	20,450	31,854
Deferred revenue adjustment	(438)	(3,152)	(49,673)
Total	$974,345	$968,468	$917,634